Employee benefits (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2011 Person Company Bonus_Plan Y Employee SharePlan OptionPlan		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing amount	€ 64,000,000		€ 52,200,000		€ 0
Individual variable pay and sales reward	23,200,000		23,100,000		8,100,000
Sales reward	2,500,000
Vesting period of granted shares options	3 years
Employee Benefits Bonus Plan (Textual) [Abstract]
Number of bonuses in Brion retention plan for the period March 2007 to March 2010	3
Number of bonuses in Brion retention plan for the period March 2010 to March 2012	2
STI (Cash)	1,700,000
Tax benefit recognized related to Recognized expenses	500,000		1,000,000		1,400,000
Recognized expense associated with share-based payments	12,430,000		12,109,000		13,394,000
Total compensation expenses related to non-vested awards to be recognized in future periods	23,300,000		16,700,000		15,400,000
Weighted average period for non-vested awards to be recognized in future in years	1.9		2.0		1.7
Number of Dutch payroll employees in multi-employer union plan	4,500
Number of companies which are covered by Multi Employer Plan	1,220
Number of Contributing Members in Multi-Employer Plan	139,000
Multi employer plan, asset to obligation coverage ratio minimum	104.30%
Multi employer plan coverage ratio	90.00%		96.00%
Current premium percentage level	23.00%
Future premium percentage level	24.00%
Number of stock option plans	6
Forfeiture rate		[1]		[1]		[1]
Contribution to the multi-employer union plan	less than 5.0% of the total contribution to the plan
The number of years after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3
Number of share plans	6
Seniority Level One [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	40.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Seniority Level Two [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	70.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Employee plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing bonus, higher range	20.00%
Profit sharing bonus, lower range	0.00%
Profit sharing percentage	20.00%		18.00%		0.00%
United States Employees Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Company's liability under deferred compensation plans	10,200,000		9,400,000
Share Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	three to four year
Other Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Compensation expenses	€ 0		€ 0		€ 0
Employee Stock Option Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Expiration period of unexercised stock options after the grant date	10 years
Employee Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Maximum percentage of gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options	20.00%

[1]	As of three years ended December 31, 2011, forfeitures are estimated to be nil.